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May 3, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549
ATTN: Document Control - Edgar

RE: RiverSource of New York Variable Annuity Account ("Registrant") RiverSource RAVA 5 Advantage Variable Annuity
      (Offered for contract applications signed after 4/30/2012) RiverSource RAVA 5 Select Variable Annuity
      (Offered for contract applications signed after 4/30/2012) RiverSource RAVA 5 Access Variable Annuity
      (Offered for contract applications signed after 4/30/2012)

      File Nos. 333-179335/811-07355

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant's Pre-Effective Amendment No. 1 (Amendment). This Amendment was filed electronically on April 20, 2012 and declared effective on April 26, 2012.


If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Dixie Carroll
---------------------------------
Dixie Carroll
Assistant General Counsel and
Assistant Secretary